AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Long-Term Investments — 87.8%
Affiliated Mutual Funds — 15.1%
AST Western Asset Core Plus Bond Portfolio*	4,697,567	$ 65,108,285
AST Western Asset Emerging Markets Debt Portfolio*	1,084,718	12,918,991

Total Affiliated Mutual Funds (cost $70,552,330)(w)		78,027,276
Common Stocks — 72.1%
Aerospace & Defense — 0.7%
Hexcel Corp.	845	69,400
Huntington Ingalls Industries, Inc.	474	100,388
L3Harris Technologies, Inc.	6,882	1,435,861
Lockheed Martin Corp.	2,376	926,783
Northrop Grumman Corp.	2,279	854,146
Textron, Inc.	4,317	211,360
		3,597,938
Air Freight & Logistics — 0.5%
C.H. Robinson Worldwide, Inc.(a)	8,400	712,152
Cia de Distribucion Integral Logista Holdings SA (Spain)	36,827	718,539
Expeditors International of Washington, Inc.	6,457	479,690
Royal Mail PLC (United Kingdom)	235,831	611,941
		2,522,322
Airlines — 0.7%
Alaska Air Group, Inc.	15,900	1,032,069
Delta Air Lines, Inc.	31,363	1,806,509
International Consolidated Airlines Group SA (United Kingdom)	70,330	410,351
Southwest Airlines Co.	5,166	279,015
		3,527,944
Auto Components — 0.8%
BorgWarner, Inc.	1,589	58,285
Bridgestone Corp. (Japan)	19,500	757,449
Gentex Corp.	6,579	181,153
Nemak SAB de CV (Mexico), 144A	1,413,700	637,576
S&T Motiv Co. Ltd. (South Korea)	25,293	1,148,968
Sumitomo Rubber Industries Ltd. (Japan)	48,600	578,951
Tupy SA (Brazil)	223,800	966,849
		4,329,231
Automobiles — 0.5%
Ford Motor Co.	92,158	844,167
Harley-Davidson, Inc.(a)	16,828	605,303
Kia Motors Corp. (South Korea)	5,173	197,562
Subaru Corp. (Japan)	26,900	762,116
		2,409,148
Banks — 3.4%
Agricultural Bank of China Ltd. (China) (Class H Stock)	212,000	83,070
Aozora Bank Ltd. (Japan)	15,100	378,409
Bank Hapoalim BM (Israel)*	107,626	848,809
	Shares	Value

Common Stocks (continued)
Banks (cont’d.)
Bank of America Corp.	43,965	$ 1,282,459
Bankinter SA (Spain)	91,743	579,602
BCB Bancorp, Inc.	13,533	173,764
Bryn Mawr Bank Corp.	6,772	247,246
Canadian Imperial Bank of Commerce (Canada)	5,400	445,540
Central Pacific Financial Corp.	15,597	442,955
China CITIC Bank Corp. Ltd. (China) (Class H Stock)	921,000	491,476
CIT Group, Inc.	1,856	84,095
City Holding Co.(a)	3,628	276,635
Comerica, Inc.	3,530	232,945
Community Trust Bancorp, Inc.	4,893	208,344
CTBC Financial Holding Co. Ltd. (Taiwan)	202,000	134,216
DNB ASA (Norway)	40,100	706,219
Financial Institutions, Inc.	13,685	413,013
First Community Bankshares, Inc.	5,792	187,487
First Financial Corp.	2,355	102,372
First Financial Holding Co. Ltd. (Taiwan)	379,315	266,415
Flushing Financial Corp.	11,400	230,337
Grupo Financiero Banorte SAB de CV (Mexico) (Class O Stock)	35,000	188,639
Heritage Commerce Corp.(a)	26,444	310,849
Huntington Bancshares, Inc.(a)	4,503	64,258
Independent Bank Corp.	20,139	429,263
Investors Bancorp, Inc.	13,950	158,472
JPMorgan Chase & Co.	4,201	494,416
Lloyds Banking Group PLC (United Kingdom)	1,200,000	798,189
M&T Bank Corp.	1,985	313,570
Midland States Bancorp, Inc.	8,897	231,767
National Bank of Canada (Canada)(a)	11,100	552,298
National Bank of Pakistan (Pakistan)*	164,500	30,518
Peoples Bancorp, Inc.	11,758	374,022
Popular, Inc. (Puerto Rico)	1,497	80,958
Sandy Spring Bancorp, Inc.	12,950	436,544
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	95,000	873,387
Sterling Bancorp	6,925	138,915
Thanachart Capital PCL (Thailand), NVDR	113,000	210,736
Tisco Financial Group PCL (Thailand), NVDR	85,600	286,910
Toronto-Dominion Bank (The) (Canada)	12,400	723,025
Washington Trust Bancorp, Inc.	7,273	351,359
Wells Fargo & Co.	50,656	2,555,089
Zions Bancorp NA	3,012	134,094
		17,552,686
Beverages — 0.4%
Brown-Forman Corp. (Class B Stock)(a)	6,029	378,501
Coca-Cola Co. (The)	14,321	779,635
PepsiCo, Inc.	5,793	794,220
A1

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value

Common Stocks (continued)
Beverages (cont’d.)
Suntory Beverage & Food Ltd. (Japan)	8,800	$ 376,885
		2,329,241
Biotechnology — 1.9%
AbbVie, Inc.	12,500	946,500
Agios Pharmaceuticals, Inc.*(a)	790	25,596
Alkermes PLC*	1,646	32,113
Amgen, Inc.	20,047	3,879,295
Biogen, Inc.*	8,210	1,911,452
Gilead Sciences, Inc.	15,000	950,700
ImmunoGen, Inc.*	20,873	50,513
Ionis Pharmaceuticals, Inc.*	9,913	593,888
PDL BioPharma, Inc.*	132,864	286,986
Ultragenyx Pharmaceutical, Inc.*	5,400	231,012
Vertex Pharmaceuticals, Inc.*	5,225	885,220
Voyager Therapeutics, Inc.*	10,425	179,414
		9,972,689
Building Products — 0.2%
Armstrong World Industries, Inc.	575	55,603
Johnson Controls International PLC	14,498	636,317
Masonite International Corp.*	5,000	290,000
		981,920
Capital Markets — 1.1%
Ameriprise Financial, Inc.	1,007	148,130
Ares Capital Corp.	49,700	926,159
Cboe Global Markets, Inc.	9,600	1,103,136
CI Financial Corp. (Canada)	34,600	504,825
Cohen & Steers, Inc.	2,278	125,131
E*TRADE Financial Corp.	5,696	248,858
Eaton Vance Corp.	475	21,342
Flow Traders (Netherlands), 144A	33,161	868,672
Franklin Resources, Inc.(a)	3,921	113,160
IG Group Holdings PLC (United Kingdom)	70,423	521,497
LPL Financial Holdings, Inc.	2,103	172,236
Moscow Exchange MICEX-RTS PJSC (Russia)	400,000	584,744
TD Ameritrade Holding Corp.	6,369	297,432
		5,635,322
Chemicals — 1.0%
Advanced Emissions Solutions, Inc.(a)	19,900	295,316
Albemarle Corp.(a)	1,044	72,579
BASF SE (Germany)	8,254	577,202
Celanese Corp.	3,469	424,224
FMC Corp.	1,003	87,943
Formosa Chemicals & Fibre Corp. (Taiwan)	210,000	587,340
Formosa Plastics Corp. (Taiwan)	228,000	694,307
Grand Pacific Petrochemical (Taiwan)*	165,000	96,451
Innophos Holdings, Inc.	8,898	288,829
LyondellBasell Industries NV (Class A Stock)	2,956	264,473
NewMarket Corp.	184	86,865
PhosAgro PJSC (Russia), GDR	19,055	243,693
	Shares	Value

Common Stocks (continued)
Chemicals (cont’d.)
PPG Industries, Inc.	5,149	$ 610,208
Taiwan Styrene Monomer (Taiwan)	1,500,000	1,052,933
		5,382,363
Commercial Services & Supplies — 1.2%
Biffa PLC (United Kingdom), 144A	127,141	369,316
Ennis, Inc.	15,836	320,046
Herman Miller, Inc.	9,895	456,061
KAR Auction Services, Inc.(a)	15,700	385,435
Knoll, Inc.	11,775	298,496
Matthews International Corp. (Class A Stock)	12,700	449,453
McGrath RentCorp	7,862	547,117
Republic Services, Inc.	9,611	831,832
Societe BIC SA (France)	9,907	665,324
Transcontinental, Inc. (Canada) (Class A Stock)	35,100	410,120
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA (Brazil)	194,100	645,606
Waste Management, Inc.	6,399	735,885
		6,114,691
Communications Equipment — 0.9%
Cisco Systems, Inc.	41,910	2,070,773
InterDigital, Inc.	6,100	320,067
Juniper Networks, Inc.	37,700	933,075
Motorola Solutions, Inc.	6,829	1,163,730
Ubiquiti, Inc.(a)	821	97,091
		4,584,736
Construction & Engineering — 0.9%
Aecon Group, Inc. (Canada)	84,100	1,157,855
China Communications Services Corp. Ltd. (China) (Class H Stock)	300,000	169,953
China Railway Group Ltd. (China) (Class H Stock)	1,281,000	779,000
CTCI Corp. (Taiwan)	58,000	77,962
Fluor Corp.	9,557	182,825
HOCHTIEF AG (Germany)	7,000	799,448
Obayashi Corp. (Japan)	53,700	538,001
Primoris Services Corp.	15,739	308,642
Sinopec Engineering Group Co. Ltd. (China) (Class H Stock)	200,000	125,802
Taisei Corp. (Japan)	14,300	556,775
		4,696,263
Construction Materials — 0.1%
China National Building Material Co. Ltd. (China) (Class H Stock)	280,000	252,219
Taiwan Cement Corp. (Taiwan)	134,084	171,639
		423,858
Consumer Finance — 0.3%
Discover Financial Services	9,066	735,162
FirstCash, Inc.	469	42,993

A2

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value

Common Stocks (continued)
Consumer Finance (cont’d.)
Synchrony Financial	18,496	$ 630,529
		1,408,684
Containers & Packaging — 0.2%
Amcor PLC	47,781	465,865
Silgan Holdings, Inc.	16,814	505,008
Taiwan Hon Chuan Enterprise Co. Ltd. (Taiwan)	136,000	242,629
		1,213,502
Distributors — 0.1%
Core-Mark Holding Co., Inc.	12,600	404,649
Genuine Parts Co.	1,124	111,939
		516,588
Diversified Consumer Services — 0.2%
H&R Block, Inc.	38,917	919,219
YDUQS Part (Brazil)	25,000	216,128
		1,135,347
Diversified Financial Services — 0.1%
Far East Horizon Ltd. (China)	290,000	270,273
REC Ltd. (India)	115,000	200,303
		470,576
Diversified Telecommunication Services — 2.5%
AT&T, Inc.	37,999	1,437,882
BCE, Inc. (Canada)	20,147	974,465
CenturyLink, Inc.(a)	9,450	117,936
China Telecom Corp. Ltd. (China) (Class H Stock)	552,000	251,707
China Unicom Hong Kong Ltd. (China)	220,000	233,853
CITIC Telecom International Holdings Ltd. (China)	3,175,000	1,154,822
Deutsche Telekom AG (Germany)	92,240	1,547,946
GCI Liberty, Inc. (Class A Stock)*	1,063	65,981
HKT Trust & HKT Ltd. (Hong Kong)	526,000	834,950
KT Corp. (South Korea)	1,380	31,686
KT Corp. (South Korea), ADR	79,741	901,871
LG Uplus Corp. (South Korea)	106,803	1,219,848
Magyar Telekom Telecommunications PLC (Hungary)	163,570	234,196
Nippon Telegraph & Telephone Corp. (Japan)	29,600	1,414,289
PCCW Ltd. (Hong Kong)	1,204,000	676,092
Rostelecom PJSC (Russia)	62,085	75,182
Telefonica Deutschland Holding AG (Germany)	83,202	232,298
Telekomunikasi Indonesia Persero Tbk PT (Indonesia)	900,000	273,514
Verizon Communications, Inc.	20,442	1,233,879
		12,912,397
Electric Utilities — 2.6%
ALLETE, Inc.	5,084	444,393
American Electric Power Co., Inc.	6,365	596,337
CLP Holdings Ltd. (Hong Kong)	52,000	546,013
	Shares	Value

Common Stocks (continued)
Electric Utilities (cont’d.)
Duke Energy Corp.	10,883	$ 1,043,244
Edison International	16,015	1,207,851
El Paso Electric Co.	6,887	461,980
Endesa SA (Spain)	37,357	982,789
Exelon Corp.	2,329	112,514
IDACORP, Inc.	2,231	251,367
Kansai Electric Power Co., Inc. (The) (Japan)	78,300	877,201
Manila Electric Co. (Philippines)	30,000	214,330
NextEra Energy, Inc.	1,388	323,390
OGE Energy Corp.	5,200	235,976
Pinnacle West Capital Corp.	10,500	1,019,235
PNM Resources, Inc.	11,338	590,483
Portland General Electric Co.	26,457	1,491,381
Red Electrica Corp. SA (Spain)	37,489	761,578
Southern Co. (The)	16,264	1,004,627
Tenaga Nasional Bhd (Malaysia)	8,300	27,019
Xcel Energy, Inc.	15,998	1,038,110
		13,229,818
Electrical Equipment — 0.1%
Chicony Power Technology Co. Ltd. (Taiwan)	52,601	95,095
Powell Industries, Inc.	3,369	131,896
Rockwell Automation, Inc.	1,500	247,200
Sensata Technologies Holding PLC*	1,525	76,342
		550,533
Electronic Equipment, Instruments & Components — 0.7%
AVX Corp.	14,389	218,713
CDW Corp.(a)	2,199	271,005
Daktronics, Inc.(a)	32,054	236,719
Dolby Laboratories, Inc. (Class A Stock)	2,971	192,045
Foxconn Technology Co. Ltd. (Taiwan)	12,231	25,545
Jabil, Inc.	16,000	572,320
Methode Electronics, Inc.	2,844	95,672
Nippon Electric Glass Co. Ltd. (Japan)	22,200	496,798
TE Connectivity Ltd.	12,311	1,147,139
Tech Data Corp.*	210	21,890
Tripod Technology Corp. (Taiwan)	66,000	237,857
Yageo Corp. (Taiwan)	7,443	59,365
Zhen Ding Technology Holding Ltd. (Taiwan)	75,000	268,948
		3,844,016
Energy Equipment & Services — 0.1%
Core Laboratories NV(a)	5,764	268,717
National Oilwell Varco, Inc.	9,089	192,687
		461,404
Entertainment — 0.3%
Liberty Media Corp.-Liberty Braves (Class A Stock)*	102	2,839
Liberty Media Corp.-Liberty Braves (Class C Stock)*	302	8,381

A3

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value

Common Stocks (continued)
Entertainment (cont’d.)
Liberty Media Corp.-Liberty Formula One (Class A Stock)*	722	$ 28,584
Liberty Media Corp.-Liberty Formula One (Class C Stock) *	1,361	56,604
Lions Gate Entertainment Corp. (Class B Stock)*	2,060	18,004
Madison Square Garden Co. (The) (Class A Stock)*(a)	1,645	433,490
Major Cineplex Group PCL (Thailand), NVDR	1,484,900	1,160,825
Viacom, Inc. (Class B Stock)	697	16,749
World Wrestling Entertainment, Inc. (Class A Stock)(a)	1,252	89,080
		1,814,556
Equity Real Estate Investment Trusts (REITs) — 4.4%
AEON REIT Investment Corp. (Japan)	1,000	1,377,797
Ascott Residence Trust (Singapore)	1,327,400	1,268,527
Concentradora Fibra Danhos SA de CV (Mexico)	921,500	1,288,344
CorEnergy Infrastructure Trust, Inc.(a)	10,000	472,200
CubeSmart	26,874	937,903
Empiric Student Property PLC (United Kingdom)	726,148	834,138
Extra Space Storage, Inc.	6,000	700,920
Fibra Uno Administracion SA de CV (Mexico)	160,000	234,397
First Real Estate Investment Trust (Singapore)	1,000,000	731,420
Ichigo Office REIT Investment (Japan)	1,192	1,240,820
Industrial Logistics Properties Trust	24,465	519,881
Japan Retail Fund Investment Corp. (Japan)	441	932,917
Kenedix Retail REIT Corp. (Japan)	406	1,017,595
KLCCP Stapled Group (Malaysia)	23,700	45,764
Klepierre SA (France)	23,255	789,950
Life Storage, Inc.	13,700	1,444,117
LTC Properties, Inc.	6,342	324,837
Macquarie Mexico Real Estate Management SA de CV (Mexico), 144A	1,130,000	1,425,813
MGM Growth Properties LLC (Class A Stock)	14,000	420,700
National Health Investors, Inc.	6,082	501,096
New Senior Investment Group, Inc.	68,800	459,584
Omega Healthcare Investors, Inc.(a)	6,443	269,253
Premier Investment Corp. (Japan)	820	1,205,668
Public Storage	3,000	735,810
RPT Realty	17,798	241,163
Slate Retail REIT (Canada)	115,000	1,119,749
Tanger Factory Outlet Centers, Inc.(a)	8,464	131,023
Ventas, Inc.	4,151	303,148
Welltower, Inc.	4,053	367,404
WPT Industrial Real Estate Investment Trust (Canada)	83,100	1,174,619
Xenia Hotels & Resorts, Inc.(a)	16,724	353,211
		22,869,768
	Shares	Value

Common Stocks (continued)
Food & Staples Retailing — 2.0%
Casey’s General Stores, Inc.	1,292	$ 208,219
Empire Co. Ltd. (Canada) (Class A Stock)	54,176	1,466,802
George Weston Ltd. (Canada)	9,300	782,412
GS Retail Co. Ltd. (South Korea)	39,704	1,370,784
Kesko OYJ (Finland) (Class B Stock)	12,056	761,022
Koninklijke Ahold Delhaize NV (Netherlands)	50,126	1,253,108
Lawson, Inc. (Japan)	12,300	629,909
Magnit PJSC (Russia), GDR	18,000	234,809
Seven & i Holdings Co. Ltd. (Japan)	17,700	680,276
SpartanNash Co.	2,968	35,111
Sysco Corp.	5,652	448,769
Walgreens Boots Alliance, Inc.	20,262	1,120,691
Wal-Mart de Mexico SAB de CV (Mexico)	237,700	704,524
Walmart, Inc.	6,111	725,253
		10,421,689
Food Products — 2.9%
B&G Foods, Inc.(a)	27,329	516,791
Binggrae Co. Ltd. (South Korea)	3,776	184,087
Bunge Ltd.	5,000	283,100
Dali Foods Group Co. Ltd. (China), 144A	2,071,000	1,274,306
Flowers Foods, Inc.	22,000	508,860
Fresh Del Monte Produce, Inc.	13,100	446,841
General Mills, Inc.	4,321	238,173
GFPT PCL (Thailand), NVDR	2,383,100	1,396,820
Hershey Co. (The)	7,143	1,107,094
High Liner Foods, Inc. (Canada)(a)	180,000	1,499,943
Indofood Sukses Makmur Tbk PT (Indonesia)	221,500	120,338
Ingredion, Inc.	5,382	439,925
J.M. Smucker Co. (The)(a)	7,655	842,203
JBS SA	51,900	408,710
Kellogg Co.(a)	12,934	832,303
Nestle SA (Switzerland)	9,452	1,025,097
Tate & Lyle PLC (United Kingdom)	102,093	922,239
Thai Vegetable Oil PCL (Thailand), NVDR	274,500	233,360
Tyson Foods, Inc. (Class A Stock)	14,200	1,223,188
Uni-President China Holdings Ltd. (China)	226,000	244,963
Uni-President Enterprises Corp. (Taiwan)	414,720	999,372
		14,747,713
Gas Utilities — 0.5%
China Resources Gas Group Ltd. (China)	50,000	247,001
Enagas SA (Spain)	40,235	931,774
Kunlun Energy Co. Ltd. (China)	176,000	151,696
ONE Gas, Inc.	2,134	205,099
Spire, Inc.	5,600	488,544
Suburban Propane Partners LP, MLP	19,600	463,148
		2,487,262

A4

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value

Common Stocks (continued)
Health Care Equipment & Supplies — 1.1%
Ansell Ltd. (Australia)	65,000	$ 1,206,127
Baxter International, Inc.	19,257	1,684,410
LeMaitre Vascular, Inc.(a)	7,188	245,686
Medtronic PLC	14,533	1,578,574
ResMed, Inc.	5,782	781,206
		5,496,003
Health Care Providers & Services — 2.0%
AmerisourceBergen Corp.	8,789	723,598
Anthem, Inc.	2,619	628,822
Bangkok Dusit Medical Services PCL (Thailand), NVDR	1,424,400	1,127,432
Cardinal Health, Inc.	8,420	397,340
Chemed Corp.	1,260	526,138
CVS Health Corp.	13,289	838,137
Encompass Health Corp.	6,998	442,833
Humana, Inc.	2,183	558,128
McKesson Corp.	4,000	546,640
Miraca Holdings, Inc. (Japan)	14,800	339,237
Molina Healthcare, Inc.*	482	52,885
Owens & Minor, Inc.	9,760	56,706
Patterson Cos., Inc.(a)	18,000	320,760
Quest Diagnostics, Inc.	6,276	671,720
Sinopharm Group Co. Ltd. (China) (Class H Stock)	33,800	106,063
UnitedHealth Group, Inc.	13,333	2,897,528
		10,233,967
Health Care Technology — 0.0%
Computer Programs & Systems, Inc.	11,634	263,045
Hotels, Restaurants & Leisure — 1.5%
Bloomin’ Brands, Inc.	23,300	441,069
Brinker International, Inc.(a)	30,106	1,284,623
Cheesecake Factory, Inc. (The)(a)	12,598	525,085
Churchill Downs, Inc.	175	21,605
Cracker Barrel Old Country Store, Inc.(a)	8,730	1,419,934
Darden Restaurants, Inc.(a)	5,610	663,214
Jack in the Box, Inc.	5,603	510,545
Marriott International, Inc. (Class A Stock)	4,867	605,309
McDonald’s Corp.	2,877	617,721
MK Restaurants Group PCL (Thailand), NVDR	69,000	168,752
OPAP SA (Greece)	24,034	247,146
Ruth’s Hospitality Group, Inc.	13,455	274,684
Starbucks Corp.	12,200	1,078,724
Texas Roadhouse, Inc.	1,804	94,746
		7,953,157
Household Durables — 0.8%
Barratt Developments PLC (United Kingdom)	77,146	614,244
Ethan Allen Interiors, Inc.(a)	21,528	411,185
La-Z-Boy, Inc.	12,234	410,940
PulteGroup, Inc.	33,600	1,228,080
Sekisui House Ltd. (Japan)	41,600	821,626
	Shares	Value

Common Stocks (continued)
Household Durables (cont’d.)
Taylor Wimpey PLC (United Kingdom)	356,161	$ 706,815
Toll Brothers, Inc.	1,648	67,650
		4,260,540
Household Products — 0.7%
Church & Dwight Co., Inc.	12,462	937,641
Kimberly-Clark Corp.	2,191	311,232
Kimberly-Clark de Mexico SAB de CV (Mexico) (Class A Stock)*	305,100	613,168
Procter & Gamble Co. (The)	12,257	1,524,526
		3,386,567
Independent Power & Renewable Electricity Producers — 0.5%
Aboitiz Power Corp. (Philippines)	361,900	268,025
AES Corp.	2,804	45,817
AES Gener SA (Chile)	3,676,568	799,199
CGN Power Co. Ltd. (China) (Class H Stock), 144A	898,000	227,240
China Resources Power Holdings Co. Ltd. (China)	108,000	131,274
Clearway Energy, Inc. (Class A Stock)	2,610	45,258
Colbun SA (Chile)	1,217,468	219,583
Pattern Energy Group, Inc. (Class A Stock)	13,391	360,620
TerraForm Power, Inc. (Class A Stock)	36,000	656,100
		2,753,116
Industrial Conglomerates — 0.7%
3M Co.	6,189	1,017,472
Alfa SAB de CV (Mexico) (Class A Stock)	1,141,786	1,006,744
CITIC Ltd. (China)	230,000	290,901
Honeywell International, Inc.	3,605	609,966
Jardine Matheson Holdings Ltd. (Hong Kong)	10,439	558,184
LG Corp. (South Korea)	480	28,075
		3,511,342
Insurance — 3.1%
Admiral Group PLC (United Kingdom)	12,974	337,680
Allstate Corp. (The)	6,046	657,079
American Financial Group, Inc.	6,215	670,288
Argo Group International Holdings Ltd.	1,800	126,432
AXA SA (France)	18,310	467,563
Axis Capital Holdings Ltd.	5,610	374,299
China Pacific Insurance Group Co. Ltd. (China) (Class H Stock)	28,800	105,980
CNO Financial Group, Inc.	14,534	230,073
DB Insurance Co. Ltd. (South Korea)	3,017	130,103
Direct Line Insurance Group PLC (United Kingdom)	187,655	692,098
Employers Holdings, Inc.	11,700	509,886
Everest Re Group Ltd.	4,447	1,183,302
First American Financial Corp.	6,971	411,359
Hannover Rueck SE (Germany)	3,752	634,681
Hanover Insurance Group, Inc. (The)	8,400	1,138,536

A5

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value

Common Stocks (continued)
Insurance (cont’d.)
Hartford Financial Services Group, Inc. (The)	12,365	$ 749,443
Horace Mann Educators Corp.	8,754	405,573
James River Group Holdings Ltd.	7,049	361,191
Korean Reinsurance Co. (South Korea)	10,935	73,310
Mercury General Corp.	25,496	1,424,716
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	5,200	1,345,275
PICC Property & Casualty Co. Ltd. (China) (Class H Stock)	200,000	233,768
Power Financial Corp. (Canada)	45,000	1,043,439
RenaissanceRe Holdings Ltd. (Bermuda)	2,343	453,253
Safety Insurance Group, Inc.	3,597	364,484
Samsung Fire & Marine Insurance Co. Ltd. (South Korea)	1,176	219,292
Swiss Re AG (Switzerland)	7,646	797,730
Talanx AG (Germany)	20,138	870,704
		16,011,537
Interactive Media & Services — 0.4%
Facebook, Inc. (Class A Stock)*	1,082	192,683
Twitter, Inc.*	42,060	1,732,872
		1,925,555
Internet & Direct Marketing Retail — 0.5%
Booking Holdings, Inc.*	667	1,309,061
eBay, Inc.	24,856	968,887
GS Home Shopping, Inc. (South Korea)	1,034	133,906
PetMed Express, Inc.(a)	17,142	308,899
Qurate Retail, Inc. (Class A Stock)*	11,962	123,388
		2,844,141
IT Services — 1.1%
Amdocs Ltd.	15,909	1,051,744
Booz Allen Hamilton Holding Corp.	4,691	333,155
CSG Systems International, Inc.(a)	4,920	254,266
EVERTEC, Inc. (Puerto Rico)	16,033	500,550
Hackett Group, Inc. (The)	23,071	379,749
Infosys Ltd. (India), ADR	17,608	200,203
International Business Machines Corp.	10,809	1,571,845
Science Applications International Corp.	1,478	129,103
Western Union Co. (The)(a)	45,900	1,063,503
Wipro Ltd. (India), ADR	11,405	41,628
		5,525,746
Leisure Products — 0.1%
Sturm Ruger & Co., Inc.(a)	6,815	284,594
Life Sciences Tools & Services — 0.1%
PRA Health Sciences, Inc.*	4,377	434,330
Machinery — 1.0%
Allison Transmission Holdings, Inc.	2,237	105,251
Briggs & Stratton Corp.	16,012	97,033
Caterpillar, Inc.(a)	7,405	935,325
	Shares	Value

Common Stocks (continued)
Machinery (cont’d.)
Cummins, Inc.	6,097	$ 991,799
Douglas Dynamics, Inc.	8,912	397,208
Dover Corp.	1,935	192,648
Hyster-Yale Materials Handling, Inc.(a)	5,000	273,650
Illinois Tool Works, Inc.	6,614	1,035,025
Lincoln Electric Holdings, Inc.	842	73,052
Oshkosh Corp.	291	22,058
PACCAR, Inc.	1,049	73,440
Parker-Hannifin Corp.	1,208	218,177
Pentair PLC	11,426	431,903
Snap-on, Inc.	813	127,267
		4,973,836
Media — 2.0%
AMC Networks, Inc. (Class A Stock)*(a)	11,439	562,341
Astro Malaysia Holdings Bhd (Malaysia)	2,667,700	930,782
CBS Corp. (Class B Stock)	881	35,566
Comcast Corp. (Class A Stock)	65,084	2,933,987
Discovery, Inc. (Class A Stock)*(a)	28,420	756,825
Discovery, Inc. (Class C Stock)*	9,447	232,585
Eutelsat Communications SA (France)	35,998	669,799
Gannett Co., Inc.(a)	32,010	343,787
Interpublic Group of Cos., Inc. (The)	35,100	756,756
KT Skylife Co. Ltd. (South Korea)	24,000	181,739
Liberty Broadband Corp. (Class A Stock)*	1,197	125,111
Liberty Broadband Corp. (Class C Stock) *	2,308	241,578
Liberty Global PLC (United Kingdom) (Class A Stock)*	2,270	56,183
Liberty Global PLC (United Kingdom) (Class C Stock)*	4,165	99,085
Liberty Media Corp.-Liberty SiriusXM (Class A Stock)*	3,293	136,890
Liberty Media Corp.-Liberty SiriusXM (Class C Stock)*	5,793	243,074
MSG Networks, Inc. (Class A Stock)*(a)	7,973	129,322
National CineMedia, Inc.	2,764	22,665
New Media Investment Group, Inc.(a)	2,482	21,866
Omnicom Group, Inc.	17,085	1,337,756
SES SA (Luxembourg)	42,907	781,754
		10,599,451
Metals & Mining — 0.8%
China Steel Corp. (Taiwan)	323,000	239,290
Eregli Demir ve Celik Fabrikalari TAS (Turkey)	13,471	16,374
Freeport-McMoRan, Inc.	31,490	301,359
Harmony Gold Mining Co. Ltd. (South Africa), ADR*(a)	344,800	979,232
Kaiser Aluminum Corp.	3,357	332,242
Nucor Corp.(a)	15,853	807,076
POSCO (South Korea)	517	98,459
Reliance Steel & Aluminum Co.	512	51,026

A6

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value

Common Stocks (continued)
Metals & Mining (cont’d.)
Royal Gold, Inc.	8,000	$ 985,680
Schnitzer Steel Industries, Inc. (Class A Stock)	4,988	103,052
Severstal PJSC (Russia), GDR	10,347	148,510
Warrior Met Coal, Inc.	15,600	304,512
		4,366,812
Mortgage Real Estate Investment Trusts (REITs) — 1.4%
AGNC Investment Corp.	48,744	784,291
Annaly Capital Management, Inc.	80,268	706,358
Anworth Mortgage Asset Corp.	159,309	525,720
Apollo Commercial Real Estate Finance, Inc.	16,996	325,813
Arbor Realty Trust, Inc.(a)	35,446	464,697
Ares Commercial Real Estate Corp.(a)	29,400	447,762
Blackstone Mortgage Trust, Inc. (Class A Stock)(a)	12,800	458,880
Cherry Hill Mortgage Investment Corp.	20,600	269,860
Chimera Investment Corp.	46,432	908,210
Dynex Capital, Inc.	2,677	39,566
Granite Point Mortgage Trust, Inc.	24,300	455,382
Invesco Mortgage Capital, Inc.	28,000	428,680
New Residential Investment Corp.	15,043	235,874
Orchid Island Capital, Inc.(a)	58,900	338,675
Starwood Property Trust, Inc.	33,800	818,636
Two Harbors Investment Corp.	15,805	207,520
		7,415,924
Multiline Retail — 0.7%
Canadian Tire Corp. Ltd. (Canada) (Class A Stock)	3,933	441,347
Kohl’s Corp.	20,384	1,012,270
Macy’s, Inc.(a)	39,370	611,810
Nordstrom, Inc.(a)	19,300	649,831
Target Corp.	10,042	1,073,590
		3,788,848
Multi-Utilities — 1.0%
Avista Corp.	7,496	363,106
Black Hills Corp.	19,100	1,465,543
Canadian Utilities Ltd. (Canada) (Class A Stock)	18,800	554,131
Consolidated Edison, Inc.	9,306	879,138
Dominion Energy, Inc.	15,303	1,240,155
NorthWestern Corp.	7,708	578,485
		5,080,558
Oil, Gas & Consumable Fuels — 2.5%
Alliance Resource Partners LP, MLP	18,447	295,336
BP PLC (United Kingdom)	180,844	1,145,423
Cabot Oil & Gas Corp.	6,240	109,637
Caltex Australia Ltd. (Australia)	18,832	335,514
Chevron Corp.	3,333	395,294
China Petroleum & Chemical Corp. (China) (Class H Stock)	1,234,000	734,099
China Shenhua Energy Co. Ltd. (China) (Class H Stock)	288,276	579,977
	Shares	Value

Common Stocks (continued)
Oil, Gas & Consumable Fuels (cont’d.)
ConocoPhillips	4,837	$ 275,612
CVR Energy, Inc.	5,773	254,185
Delek US Holdings, Inc.	12,870	467,181
DHT Holdings, Inc.	109,700	674,655
Enbridge, Inc. (Canada)	7,332	257,207
Encana Corp. (Canada)	33,303	153,194
Exxon Mobil Corp.	5,802	409,679
Gazprom PJSC (Russia), ADR	47,676	329,303
HollyFrontier Corp.	4,671	250,552
Indo Tambangraya Megah Tbk PT (Indonesia)	74,300	65,087
Itochu Enex Co. Ltd. (Japan)	93,300	711,572
JXTG Holdings, Inc. (Japan)	99,700	455,601
Kinder Morgan Canada Ltd. (Canada), 144A	82,500	928,464
Motor Oil Hellas Corinth Refineries SA (Greece)	5,749	134,254
Occidental Petroleum Corp.	18,612	827,676
PetroChina Co. Ltd. (China) (Class H Stock)	300,000	154,149
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	24,406	718,656
Semirara Mining & Power Corp. (Philippines)	508,220	223,587
Star Petroleum Refining PCL (Thailand), NVDR	406,100	123,642
TC PipeLines LP, MLP	25,968	1,056,119
Tupras Turkiye Petrol Rafinerileri A/S (Turkey)	3,699	94,131
Valero Energy Corp.	8,088	689,421
		12,849,207
Paper & Forest Products — 0.1%
Hansol Paper Co. Ltd. (South Korea)	18,697	240,910
Schweitzer-Mauduit International, Inc.	4,067	152,268
		393,178
Personal Products — 0.1%
Chlitina Holding Ltd. (China)	23,000	157,501
Hengan International Group Co. Ltd. (China)	31,500	207,532
		365,033
Pharmaceuticals — 3.6%
Allergan PLC	10,371	1,745,336
Bausch Health Cos., Inc.*	3,493	76,322
Bristol-Myers Squibb Co.(a)	20,401	1,034,535
China Medical System Holdings Ltd. (China)	1,141,000	1,358,013
China Shineway Pharmaceutical Group Ltd. (China)	150,000	131,143
Consun Pharmaceutical Group Ltd. (China)	233,000	128,989
Dr. Reddy’s Laboratories Ltd. (India), ADR	5,622	213,018
Eli Lilly & Co.	7,697	860,755

A7

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value

Common Stocks (continued)
Pharmaceuticals (cont’d.)
GlaxoSmithKline PLC (United Kingdom)	31,047	$ 664,206
H. Lundbeck A/S (Denmark)	26,782	888,194
Hypera SA (Brazil)	28,500	230,472
Johnson & Johnson	13,741	1,777,811
Merck & Co., Inc.	10,866	914,700
Mitsubishi Tanabe Pharma Corp. (Japan)	20,400	224,389
Novartis AG (Switzerland)	10,195	883,058
Novo Nordisk A/S (Denmark) (Class B Stock)	25,000	1,286,595
Pfizer, Inc.	46,728	1,678,937
Phibro Animal Health Corp. (Class A Stock)	11,600	247,428
Roche Holding AG (Switzerland)	8,514	2,479,575
Sanofi (France)	16,571	1,537,945
Shionogi & Co. Ltd. (Japan)	8,500	473,987
		18,835,408
Professional Services — 0.7%
Barrett Business Services, Inc.	6,900	612,858
CRA International, Inc.	10,726	450,170
Forrester Research, Inc.	9,071	291,542
Insperity, Inc.	4,471	440,930
ManpowerGroup, Inc.	684	57,620
Resources Connection, Inc.	21,311	362,074
Robert Half International, Inc.	2,204	122,675
Thomson Reuters Corp. (Canada)(a)	16,000	1,070,080
		3,407,949
Real Estate Management & Development — 0.6%
China Overseas Land & Investment Ltd. (China)	19,491	61,377
China Vanke Co. Ltd. (China) (Class H Stock)	160,500	559,435
Corp Inmobiliaria Vesta SAB de CV (Mexico)	160,900	246,886
Daito Trust Construction Co. Ltd. (Japan)	4,500	575,600
Deutsche EuroShop AG (Germany)	36,130	1,020,689
Hysan Development Co. Ltd. (Hong Kong)	130,000	525,536
K Wah International Holdings Ltd. (Hong Kong)	124,000	65,578
Pruksa Holding PCL (Thailand), NVDR	72,600	39,648
Quality Houses PCL (Thailand), NVDR	2,387,100	206,047
		3,300,796
Road & Rail — 0.7%
ComfortDelGro Corp. Ltd. (Singapore)	392,000	681,112
CSX Corp.	7,663	530,816
Globaltrans Investment PLC (Russia), GDR	20,000	172,545
Nobina AB (Sweden), 144A	150,000	939,706
Norfolk Southern Corp.	2,508	450,587
Union Pacific Corp.	6,651	1,077,329
		3,852,095
	Shares	Value

Common Stocks (continued)
Semiconductors & Semiconductor Equipment — 2.9%
Broadcom, Inc.	9,573	$ 2,642,818
Cree, Inc.*	25,737	1,261,113
Intel Corp.	54,060	2,785,712
Lam Research Corp.	1,255	290,043
Maxim Integrated Products, Inc.(a)	12,517	724,859
Novatek Microelectronics Corp. (Taiwan)	211,000	1,213,786
Phison Electronics Corp. (Taiwan)	19,000	169,519
Powertech Technology, Inc. (Taiwan)	60,000	169,051
Sitronix Technology Corp. (Taiwan)	52,000	279,900
Skyworks Solutions, Inc.	7,288	577,574
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	222,000	1,954,416
Teradyne, Inc.	2,477	143,443
Texas Instruments, Inc.	12,754	1,648,327
United Microelectronics Corp. (Taiwan)	1,941,000	835,554
Xperi Corp.(a)	19,525	403,777
		15,099,892
Software — 1.8%
Autodesk, Inc.*	10,210	1,508,017
CDK Global, Inc.	16,700	803,103
Citrix Systems, Inc.	10,049	969,929
FireEye, Inc.*	25,210	336,301
j2 Global, Inc.	1,013	92,001
LogMeIn, Inc.	3,868	274,473
Microsoft Corp.	5,100	709,053
Nuance Communications, Inc.*	38,973	635,650
Open Text Corp. (Canada)	26,100	1,065,141
Oracle Corp.	33,490	1,842,955
Progress Software Corp.	12,000	456,720
TiVo Corp.	40,400	307,646
VMware, Inc. (Class A Stock)	630	94,538
		9,095,527
Specialty Retail — 1.5%
Aaron’s, Inc.	9,406	604,429
Abercrombie & Fitch Co. (Class A Stock)	12,476	194,626
American Eagle Outfitters, Inc.	17,698	287,061
Bermaz Auto Bhd (Malaysia)	2,000,000	1,090,853
Best Buy Co., Inc.	17,509	1,207,946
Chico’s FAS, Inc.	8,673	34,952
Foot Locker, Inc.(a)	12,623	544,809
Gap, Inc. (The)(a)	20,300	352,408
Lithia Motors, Inc. (Class A Stock)	3,800	503,044
O’Reilly Automotive, Inc.*	1,082	431,188
Petrobras Distribuidora SA (Brazil)	35,000	231,483
Rent-A-Center, Inc.(a)	20,214	521,319
Ross Stores, Inc.	1,900	208,715
Shoe Carnival, Inc.(a)	4,050	131,260
TJX Cos., Inc. (The)	16,554	922,720
USS Co. Ltd. (Japan)	13,309	259,521
Williams-Sonoma, Inc.(a)	5,916	402,170
		7,928,504

A8

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value

Common Stocks (continued)
Technology Hardware, Storage & Peripherals — 1.7%
Apple, Inc.	12,691	$ 2,842,403
Inventec Corp. (Taiwan)	212,000	146,308
Lite-On Technology Corp. (Taiwan)	832,000	1,319,783
Quadient SAS (France)	7,455	154,399
Samsung Electronics Co. Ltd. (South Korea)	17,677	725,712
Seagate Technology PLC(a)	35,873	1,929,609
Western Digital Corp.	24,201	1,443,347
Xerox Holdings Corp.	1,277	38,195
		8,599,756
Textiles, Apparel & Luxury Goods — 0.7%
361 Degrees International Ltd. (China)	733,000	161,078
Carter’s, Inc.	673	61,384
Columbia Sportswear Co.	4,649	450,442
Culp, Inc.	2,406	39,218
Formosa Taffeta Co. Ltd. (Taiwan)	175,000	190,696
MC Group PCL (Thailand), NVDR	268,300	66,622
Movado Group, Inc.(a)	12,609	313,460
Oxford Industries, Inc.	5,671	406,611
Pandora A/S (Denmark)	18,000	723,604
Ralph Lauren Corp.(a)	5,116	488,424
Vera Bradley, Inc.*	42,500	429,250
Yue Yuen Industrial Holdings Ltd. (Hong Kong)	139,100	381,938
		3,712,727
Thrifts & Mortgage Finance — 0.4%
Deutsche Pfandbriefbank AG (Germany), 144A	75,000	916,938
Federal Agricultural Mortgage Corp. (Class C Stock)	6,300	514,458
FS Bancorp, Inc.	4,600	241,500
New York Community Bancorp, Inc.	7,465	93,686
Oritani Financial Corp.(a)	17,960	317,802
		2,084,384
Tobacco — 1.5%
Altria Group, Inc.	38,902	1,591,092
British American Tobacco PLC (United Kingdom)	40,000	1,475,735
Gudang Garam Tbk PT (Indonesia)	36,200	133,672
Imperial Brands PLC (United Kingdom)	34,600	776,245
Japan Tobacco, Inc. (Japan)	24,600	538,981
KT&G Corp. (South Korea)	16,064	1,417,917
Philip Morris International, Inc.	9,700	736,521
Scandinavian Tobacco Group A/S (Denmark), 144A	85,000	996,507
Vector Group Ltd.	8,902	106,023
		7,772,693
Trading Companies & Distributors — 0.7%
Applied Industrial Technologies, Inc.	5,756	326,941
HD Supply Holdings, Inc.*	1,994	78,115
Marubeni Corp. (Japan)	80,900	539,975
Mitsui & Co. Ltd. (Japan)	48,500	796,525
	Shares	Value

Common Stocks (continued)
Trading Companies & Distributors (cont’d.)
MSC Industrial Direct Co., Inc. (Class A Stock)	4,818	$ 349,449
NOW, Inc.*	12,729	146,002
Sumitomo Corp. (Japan)	48,000	752,697
United Rentals, Inc.*	331	41,256
W.W. Grainger, Inc.	2,752	817,757
		3,848,717
Transportation Infrastructure — 1.0%
Beijing Capital International Airport Co. Ltd. (China) (Class H Stock)	626,000	534,442
Enav SpA (Italy), 144A	211,521	1,194,935
Grupo Aeroportuario del Centro Norte SAB de CV (Mexico)	187,200	1,113,961
Grupo Aeroportuario del Pacifico SAB de CV (Mexico) (Class B Stock)	15,000	144,770
Hutchison Port Holdings Trust (Hong Kong), UTS	1,851,200	288,456
Jiangsu Expressway Co. Ltd. (China) (Class H Stock)	68,000	86,479
Promotora y Operadora de Infraestructura SAB de CV (Mexico)	24,620	220,163
Shenzhen Expressway Co. Ltd. (China) (Class H Stock)	156,000	203,488
TAV Havalimanlari Holding A/S (Turkey)	21,556	90,279
Yuexiu Transport Infrastructure Ltd. (China)	1,268,000	1,094,806
		4,971,779
Water Utilities — 0.1%
Guangdong Investment Ltd. (China)	90,000	176,396
TTW PCL (Thailand), NVDR	392,900	176,069
		352,465
Wireless Telecommunication Services — 0.7%
China Mobile Ltd. (China)	11,500	95,391
Far EasTone Telecommunications Co. Ltd. (Taiwan)	16,000	37,386
KDDI Corp. (Japan)	56,800	1,482,749
NTT DOCOMO, Inc. (Japan)	16,600	424,636
SK Telecom Co. Ltd. (South Korea)	861	173,783
SK Telecom Co. Ltd. (South Korea), ADR(a)	21,000	466,200
SmarTone Telecommunications Holdings Ltd. (Hong Kong)	478,000	415,640
Telephone & Data Systems, Inc.	10,500	270,900
		3,366,685

Total Common Stocks (cost $356,356,668)		373,090,069
Exchange-Traded Fund — 0.5%
iShares Russell 2000 ETF(a)	15,898	2,406,003
(cost $2,448,847)

A9

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value

Preferred Stocks — 0.1%
Oil, Gas & Consumable Fuels
Surgutneftegas PJSC (Russia) (PRFC)	362,600	$ 209,615
Transneft PJSC (Russia) (PRFC)	34	78,549

Total Preferred Stocks (cost $295,154)		288,164

Total Long-Term Investments (cost $429,652,999)		453,811,512
Short-Term Investments — 26.1%
Affiliated Mutual Funds — 16.2%
PGIM Core Ultra Short Bond Fund(w)	8,348,928	8,348,928
PGIM Institutional Money Market Fund (cost $75,592,102; includes $75,536,229 of cash collateral for securities on loan)(b)(w)	75,582,241	75,589,799

Total Affiliated Mutual Funds (cost $83,941,030)		83,938,727
Unaffiliated Mutual Fund — 0.9%
Fidelity Investments Money Market Funds - Treasury Only Portfolio	4,827,867	4,827,867
(cost $4,827,867)

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation(n) — 9.0%
U.S. Treasury Bills
2.023%	12/19/19(a)	46,425	46,249,236
(cost $46,220,817)

Total Short-Term Investments (cost $134,989,714)			135,015,830

TOTAL INVESTMENTS—113.9% (cost $564,642,713)			588,827,342

Liabilities in excess of other assets(z) — (13.9)%			(71,723,841)

Net Assets — 100.0%			$ 517,103,501

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipt
MLP	Master Limited Partnership
NVDR	Non-voting Depositary Receipt
PJSC	Public Joint-Stock Company
PRFC	Preference Shares
REITs	Real Estate Investment Trust
RTS	Russian Trading System
S&P	Standard & Poor’s
UTS	Unit Trust Security

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $74,051,943; cash collateral of $75,536,229 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(n)	Rate shown reflects yield to maturity at purchased date.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at September 30, 2019:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
349	S&P 500 E-Mini Index	Dec. 2019	$51,974,825	$(403,095)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A10